Unaudited Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 10,305	$ 1,709	$ 53,409	$ 1,306	$ 1,310	$ 4,418	$ 1,235	$ 1,613
Operating expenses	9,642	10,403	11,719	10,177	10,055	12,026	8,961	8,132	$ 41,941	$ 39,174	$ 29,818
Loss from operations	663	(8,694)	41,690	(8,871)	(8,745)	(7,608)	(7,726)	(6,519)	24,788	(30,598)	(4,410)
Other expense, net	44	(21)	(77)	(131)	(182)	(224)	(264)	(431)
(Provision) Benefit for income taxes	(23)	161	(567)	0					(429)	0	0
Net income (loss)	$ 684	$ (8,554)	$ 41,046	$ (9,002)	$ (8,927)	$ (7,832)	$ (7,990)	$ (6,950)	$ 24,174	$ (31,699)	$ (6,056)
Net loss per share - basic (in dollars per share)	$ 0.03	$ (0.39)	$ 1.89	$ (0.48)					$ 1.14	$ (2.00)	$ (4.99)
Net loss per share - diluted (in dollars per share)	$ 0.03	$ (0.39)	$ 1.80	$ (0.48)					$ 1.09	$ (2.00)	$ (4.99)
Net loss per share—basic and diluted					$ (0.49)	$ (0.43)	$ (0.45)	$ (0.76)